Accounts Receivable - Schedule of Allowance for Doubtful Accounts (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Allowance for doubtful accounts beginning balance	CAD (61)	CAD (66)
Write-offs	37	37
Additions to allowance for doubtful accounts	(11)	(32)
Allowance for doubtful accounts ending balance	CAD (35)	CAD (61)